Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	EDWARDS LIFESCIENCES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-15525
Entity Tax Identification Number	36-4316614
Entity Address, Address Line One	One Edwards Way
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	250-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	EW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001099800
Amendment Flag	false